Related Party Transactions - Summary of Transaction With Joint Ventures and Associates (Detail) - Associates and joint ventures [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transactions between related parties [line items]
Net income / (loss)	$ (75)	$ (68)	$ (64)
Loans	203	327	702
Deposits	159	194	151
Guarantees and commitments	$ 23	$ 16	$ 123